Schedule I—Parent Company only Condensed Financial Information (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2024
Schedule I—Parent Company only Condensed Financial Information (Tables) [Line Items]
Schedule of Parent Company Only Condensed Balance Sheets

PARENT COMPANY ONLY CONDENSED BALANCE SHEETS

	As of December 31,
	2024	2023
ASSETS
Current assets
Cash	$171,327	$-
Advance to suppliers	32,000	-
Non-current assets
Investment in subsidiaries	8,467,986	7,983,271
Long-term investments	1,356,618	-
Deferred offering costs	-	316,179
Total assets	$10,027,931	$8,299,450

LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES
Current liabilities
Due to related parties	$1,493,437	$852,599
Account payable	2,363	-
Payroll payable	22,500	-
Other payable	56,000	-
Total liabilities	$1,574,300	$852,599
SHAREHOLDERS’ EQUITY
Ordinary shares (Par value US$0.00001 per share, 5,000,000,000 shares authorized, 6,839,600 and 5,000,000 shares issued and outstanding as of December 31, 2024 and 2023)	68	50
Additional paid-in-capital	7,620,339	897,308
Statutory reserves	465,572	465,572
Retained earnings	787,211	6,466,293
Accumulated other comprehensive loss	(419,559)	(382,372)
Total shareholders’ equity	8,453,631	7,446,851
Total liabilities and shareholders’ equity	$10,027,931	$8,299,450

Schedule of Parent Company Only Condensed Statements of Operations and Comprehensive Income (Loss)

PARENT COMPANY ONLY CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	For the year ended December 31,
	2024	2023	2022
Share of (loss) earnings in subsidiaries	$(3,835,690)	$1,796,702	$2,360,929
Other-Than-Temporary Impairment	(1,121,382)	-	-
General and administrative expenses	(722,123)	(290,000)	(227,741)
Non-operating revenue	113	-	-
Net (loss) income	(5,679,082)	1,506,702	2,133,188
Foreign currency translation adjustment	(37,187)	(133,740)	(479,845)
Comprehensive (loss)income	$(5,716,269)	$1,372,962	$2,613,033

Schedule of Parent Company Only Condensed Statements of Cash Flows

PARENT COMPANY ONLY CONDENSED STATEMENTS OF CASH FLOWS

	For the year ended December 31,
	2024	2023	2022
Cash flows from operating activities
Net cash provided by (used in) operating activities	(643,769)	172,179	496,073
Purchase of long-term investment	(2,478,000)	-	-
Net cash used in investing activities	(2,478,000)	-	-
Proceeds from initial public offering, net	3,293,096	-	-
Net cash provided by (used in) financing activities	3,293,096	(172,179)	(496,073)
Net increase (decrease) in cash and cash equivalents	171,327	-
Cash and cash equivalents at the beginning of the year	-	-	-
Cash and cash equivalents at the end of the year	$171,327	$-	$-